Warrants (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Warrants
Outstanding - Beginning Balance	2,280,000	2,232,500	2,232,500
Exercisable - Beginning Balance	2,280,000	2,232,500	2,232,500
Granted	50,000	0
Forfeited or Expired	(60,000)	(37,500)
Outstanding - Ending Balance	2,270,000	2,195,000	2,280,000	2,232,500
Exercisable - Ending Balance	2,220,000	2,195,000	2,280,000	2,232,500
Weighted Average Exercise Price per Share
Outstanding - Beginning Balance	$ 0.72	$ 1.36	$ 1.36
Exercisable - Beginning Balance	0.72	1.36	1.36
Granted	1.06	0
Weighted Average Exercise Price per Share, Forfeited or Expired	2.91	10.00
Outstanding - Ending Balance	0.67	1.21	0.72	$ 1.36
Exercisable - Ending Balance	$ 0.66	$ 1.21	$ 0.72	$ 1.36
Weighted Average Contractual Life in Years
Outstanding	3 years 15 days	3 years 10 months 28 days
Exercisable	3 years 11 days	3 years 10 months 28 days
Aggregate Intrinsic Value
Exercisable - Beginning Balance	$ 0
Exercisable - Ending Balance	$ 838,450
Warrant [Member]
Number of Warrants
Outstanding - Beginning Balance	2,280,000	2,232,500	2,232,500	183,737
Exercisable - Beginning Balance	2,280,000	2,232,500	2,232,500	171,237
Granted			100,000	2,050,000
Forfeited or Expired			(52,500)	(1,237)
Outstanding - Ending Balance			2,280,000	2,232,500	183,737
Exercisable - Ending Balance			2,280,000	2,232,500	171,237
Weighted Average Exercise Price per Share
Outstanding - Beginning Balance	$ 0.72	$ 1.36	$ 1.36	$ 7.35
Exercisable - Beginning Balance	$ 0.72	$ 1.36	1.36	7.15
Granted			1.00	1.00
Weighted Average Exercise Price per Share, Forfeited or Expired			8.57	303.37
Outstanding - Ending Balance			0.72	1.36	$ 7.35
Exercisable - Ending Balance			$ 0.72	$ 1.36	$ 7.15
Weighted Average Contractual Life in Years
Outstanding			3 years 5 months 9 days	4 years 4 months 2 days	2 years 8 months 12 days
Exercisable			3 years 5 months 9 days	4 years 4 months 2 days	2 years 9 months 14 days
Aggregate Intrinsic Value
Exercisable - Beginning Balance	$ 0	$ 0	$ 0	$ 0